OPERATIONS AND CORPORATE REORGANIZATION - Schedule of Loans contracted for acquisition of assets (Details 1) (Parenthetical) - Cosan Oito SA [Member] - Vale SA [Member] € in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	“CDI,” +0.45% p.a		“CDI,” +0.45% p.a
JP Morgan SA [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings | €	€ 1,009,650
Borrowings, interest rate basis	EUR+3.28%	[1]	EUR+3.28%	[1]
Citibank SA [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings | ¥			¥ 95,298,449
Borrowings, interest rate basis	JP¥+ 0.25%	[1]	JP¥+ 0.25%	[1]

[1]	The charges for these operations bear pre-fixed interest, raised in foreign currency for €1,009,650 thousand and JP¥95,298,449 thousand with JP Morgan S.A. and Citibank S.A., respectively. Subsequently, derivative financial instruments were structured for these financings, which converted such operations into Reais at a cost of interbank deposit certificate (Certificados de Depósitos Interbancários), or bearing “CDI,” +0.45% p.a.